Feb. 19, 2025
US SMALL CAP CORE ETF
US Small Cap Core ETF
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that track the performance of the Victory US Small Cap Volatility Weighted BRI Index before fees and expenses.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	US SMALL CAP CORE ETF US SMALL CAP CORE ETF Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	US SMALL CAP CORE ETF US SMALL CAP CORE ETF Shares
MANAGEMENT FEES	0.52%
Total Annual Operating Expenses	0.52%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
US SMALL CAP CORE ETF | US SMALL CAP CORE ETF Shares | USD ($)	53	167	291	653

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Small Cap Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology developed by the Fund’s Sub-Advisor, to construct its constituent securities.

The Index universe begins with the stocks included in the Nasdaq Victory US Small Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies with the bottom 10% by market capitalization as represented by NASDAQ US Small Cap Index (NQUSS) with positive earnings over the last twelve months.

The Fund’s Advisor provides the Sub-Advisor with the list of Excluded Securities that do not satisfy the Advisor’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Parent Index.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2024, the Index had a market capitalization range from $ $358.4 million to $56.5 billion.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index. A replication strategy means that the Fund seeks to hold all of the securities included in its index, in approximately the percentages represented by the securities in the index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Year-by-year Annual Total Returns (for calendar years ending on December 31)

BEST QUARTER	WorsT QUARTER
Dec-20	Mar-20
31.26%	-32.52%

Average Annual Total Returns (for periods ending on December 31, 2023)
Average Annual Total Returns - US SMALL CAP CORE ETF		1 Year	3 Years	Since Inception [1]
US SMALL CAP CORE ETF Shares		17.64%	9.69%	10.46%
US SMALL CAP CORE ETF Shares | After Taxes on Distributions	[2]	17.32%	9.39%	10.15%
US SMALL CAP CORE ETF Shares | After Taxes on Distributions and Sales	[2]	10.64%	7.51%	8.19%
Victory US Small Cap Volatility Weighted BRI Index (reflects no deduction for fees, expenses or taxes)	[3]	18.36%	10.36%	11.13%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[4]	16.93%	2.22%	7.28%
[1]	December 2, 2019
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	Victory US Small Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[4]	The Russell 2000© Index is a market capitalization-weighted index that measures the performance of the 2000 smallest US stocks in the Russell 3000© Index, as measured by market capitalization.

US SMALL CAP CORE ETF | Small Company Risk

Small Company Risk. Small company stocks present above-average risks. This means that when stock prices decline overall, the Portfolio may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to be less liquid and fluctuate in value more than the stocks of larger, more established companies.

US SMALL CAP CORE ETF | Excluded Security Risk

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

US SMALL CAP CORE ETF | Index Risk

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US SMALL CAP CORE ETF | Equity Securities Risk

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

US SMALL CAP CORE ETF | Stock Market Risk

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

US SMALL CAP CORE ETF | Liquidity Risk

Liquidity Risk. In certain circumstances, such as the disruption of the orderly markets for the investments in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Sub-Advisor. Markets for the investments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes, and may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

US SMALL CAP CORE ETF | Passive Investment Risk
Passive Investment Risk. The Fund is not actively managed, and the Sub-Advisor does not take defensive positions under any market conditions, including declining markets.
US SMALL CAP CORE ETF | Calculation Methodology Risk

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

US SMALL CAP CORE ETF | Tracking Error Risk

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

US SMALL CAP CORE ETF | Exchange-Traded Fund (“ETF”) Structure Risk

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result, is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

US SMALL CAP CORE ETF | Valuation Risk

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

US SMALL CAP CORE ETF | Large Shareholder Risk

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

US SMALL CAP CORE ETF | Risk Lose Money [Member]
You may lose money by investing in the Fund.
US SMALL CAP CORE ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
US LARGE / MID CAP CORE ETF
US Large / Mid Cap Core ETF
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that track the performance of the Victory US Large/Mid Cap Volatility Weighted BRI Index before fees and expenses.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	US LARGE / MID CAP CORE ETF US LARGE / MID CAP CORE ETF Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	US LARGE / MID CAP CORE ETF US LARGE / MID CAP CORE ETF Shares
MANAGEMENT FEES	0.52%
Total Annual Operating Expenses	0.52%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
US LARGE / MID CAP CORE ETF | US LARGE / MID CAP CORE ETF Shares | USD ($)	53	167	291	653

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large/Mid Cap Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Sub-Advisor, to construct its constituent securities.

The Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months.

The Fund’s Advisor provides the Sub-Advisor with the list of Excluded Securities that do not satisfy the Advisor’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Index.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2024, the Index had a market capitalization range from $679.9 million to $2.2 trillion.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index, in approximately the percentages represented by the securities in the Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Year-by-year Annual Total Returns (for calendar years ending on December 31)

BEST QUARTER	WorsT QUARTER
Jun-20	Mar-20
20.54%	-24.00%

Average Annual Total Returns (for periods ending on December 31, 2023)
Average Annual Total Returns - US LARGE / MID CAP CORE ETF		1 Year	3 Years	Since Inception [1]
US LARGE / MID CAP CORE ETF Shares		15.30%	8.28%	10.39%
US LARGE / MID CAP CORE ETF Shares | After Taxes on Distributions	[2]	15.04%	8.05%	10.15%
US LARGE / MID CAP CORE ETF Shares | After Taxes on Distributions and Sales	[2]	9.22%	6.40%	8.19%
Victory US Large/Mid Cap Volatility Weighted BRI Index (reflects no deduction for fees, expenses or taxes)	[3]	15.93%	8.89%	10.98%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[4]	26.29%	10.00%	12.77%
[1]	April 29, 2019
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	Victory US Large/Mid Cap Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[4]	The Standard & Poor’s 500 (“S&P 500”) Index is market capitalization-weighted index tracking the performance of the 500 largest companies listed on stock exchanges in the United States as measured by market capitalization.

US LARGE / MID CAP CORE ETF | Excluded Security Risk

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

US LARGE / MID CAP CORE ETF | Index Risk

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US LARGE / MID CAP CORE ETF | Equity Securities Risk

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

US LARGE / MID CAP CORE ETF | Stock Market Risk

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

US LARGE / MID CAP CORE ETF | Passive Investment Risk
Passive Investment Risk. The Fund is not actively managed, and the Sub-Advisor does not take defensive positions under any market conditions, including declining markets.
US LARGE / MID CAP CORE ETF | Calculation Methodology Risk

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

US LARGE / MID CAP CORE ETF | Tracking Error Risk

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

US LARGE / MID CAP CORE ETF | Exchange-Traded Fund (“ETF”) Structure Risk

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

US LARGE / MID CAP CORE ETF | Valuation Risk

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

US LARGE / MID CAP CORE ETF | Large Shareholder Risk

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

US LARGE / MID CAP CORE ETF | Risk Lose Money [Member]
You may lose money by investing in the Fund.
US LARGE / MID CAP CORE ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
US LARGE / MID CAP CORE ETF | Large-Capitalization Stock Risk

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

US LARGE / MID CAP CORE ETF | Mid-Capitalization Stock Risk

Mid-Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

US LARGE / MID CAP CORE ENHANCED ETF
US Large / Mid Cap Core Enhanced ETF
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that track the performance of Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index before fees and expenses.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	US LARGE / MID CAP CORE ENHANCED ETF US LARGE / MID CAP CORE ENHANCED ETF Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	US LARGE / MID CAP CORE ENHANCED ETF US LARGE / MID CAP CORE ENHANCED ETF Shares
MANAGEMENT FEES	0.52%
Acquired Fund Fees and Expenses	0.04%
Total Annual Operating Expenses	0.56%	[1]
[1]	Total Annual Operating Expenses don’t agree to the Financial highlights due to acquired fund fees and expenses.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
US LARGE / MID CAP CORE ENHANCED ETF | US LARGE / MID CAP CORE ENHANCED ETF Shares | USD ($)	57	178	311	697

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 302% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities.

In accordance with a rules-based formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have either further declined or rebounded. The term
“Long/Cash” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.

The Index utilizes the following rules-based methodology to construct its constituent securities:

●	The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings across the last twelve months.

●	The Index identifies the 500 largest U.S. stocks by market capitalization measured at the time the Index’s constituent securities are determined.

●

The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

●

The Fund’s Advisor provides the Sub-Advisor with the list of Excluded Securities that do not satisfy the Advisor’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Index.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2024, the Index had a market capitalization range from $679.9 million to $2.2 trillion.

The Index follows a mathematical index construction process designed to limit risk during periods of significant (non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the Index to cash or cash equivalents. The market decline is measured at month-end by reference to the Victory US Large Cap/Mid Cap Long/Cash Volatility Weighted BRI Index (“Reference Index”), which is composed of similar securities as the Index but without any allocation to cash or cash equivalents.

A “significant market decline” means a decline of 10% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value, during which, the Index’s exposure to the equity market may be as low as 25% depending on the magnitude and duration of such decline.

During a period of significant market decline that is 10% or more but less than 20% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index.

The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month-end, as follows:

●	The Index will return to being 100% allocated to stocks if the subsequent month-end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point.

●

If the Reference Index declines by 20% or more but less than 30% from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate an additional 25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index.

●

If the Reference Index declines by 30% or more but less than 40% from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index.

●

If the Reference Index declines by 40% or more from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index.

The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund will experience higher portfolio turnover and incur additional transaction costs.

During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the Fund will invest the cash portion dictated by the Index in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.

While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Advisor, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Year-by-year Annual Total Returns (for calendar years ending on December 31)

BEST QUARTER	WorsT QUARTER
Dec-23	Jun-22
4.10%	-7.84%

Average Annual Total Returns (for periods ending on December 31, 2023)
Average Annual Total Returns - US LARGE / MID CAP CORE ENHANCED ETF		1 Year	Since Inception [1]
US LARGE / MID CAP CORE ENHANCED ETF Shares		(2.40%)	(2.46%)
US LARGE / MID CAP CORE ENHANCED ETF Shares | After Taxes on Distributions	[2]	(2.82%)	(2.80%)
US LARGE / MID CAP CORE ENHANCED ETF Shares | After Taxes on Distributions and Sales	[2]	(1.22%)	(1.91%)
Victory US Large/Mid Cap Volatility Weighted BRI Index (reflects no deduction for fees, expenses or taxes)	[3]	(2.73%)	(2.53%)
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[4]	26.29%	5.05%
[1]	July 28, 2021
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[4]	The Standard & Poor’s 500 (“S&P 500”) Index is market capitalization-weighted index tracking the performance of the 500 largest companies listed on stock exchanges in the United States as measured by market capitalization.

US LARGE / MID CAP CORE ENHANCED ETF | Excluded Security Risk

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

US LARGE / MID CAP CORE ENHANCED ETF | Index Risk

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

US LARGE / MID CAP CORE ENHANCED ETF | Equity Securities Risk

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

US LARGE / MID CAP CORE ENHANCED ETF | Stock Market Risk

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

US LARGE / MID CAP CORE ENHANCED ETF | Passive Investment Risk
Passive Investment Risk. The Fund is not actively managed, and the Sub-Advisor does not take defensive positions under any market conditions, including declining markets.
US LARGE / MID CAP CORE ENHANCED ETF | Calculation Methodology Risk

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

US LARGE / MID CAP CORE ENHANCED ETF | Tracking Error Risk

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

US LARGE / MID CAP CORE ENHANCED ETF | Exchange-Traded Fund (“ETF”) Structure Risk

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result, is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

US LARGE / MID CAP CORE ENHANCED ETF | Valuation Risk

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

US LARGE / MID CAP CORE ENHANCED ETF | Large Shareholder Risk

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

US LARGE / MID CAP CORE ENHANCED ETF | Risk Lose Money [Member]
You may lose money by investing in the Fund.
US LARGE / MID CAP CORE ENHANCED ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
US LARGE / MID CAP CORE ENHANCED ETF | Large-Capitalization Stock Risk

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

US LARGE / MID CAP CORE ENHANCED ETF | Mid-Capitalization Stock Risk

Mid-Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

US LARGE / MID CAP CORE ENHANCED ETF | Fixed Income Risk

Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

US LARGE / MID CAP CORE ENHANCED ETF | Portfolio Turnover Risk

Portfolio Turnover Risk. Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

US LARGE / MID CAP CORE ENHANCED ETF | Investment Company Risk

Investment Company Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment Advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

US LARGE / MID CAP CORE ENHANCED ETF | Index/Defensive Positioning Risk

Index/Defensive Positioning Risk. Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations, or will react to a short-term market swing that occurs at month end. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index’s prescribed defensive strategy, if employed, will be successful in minimizing downside market risk.

HIGH DIVIDEND STOCK ETF
High Dividend Stock ETF
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that track the performance of the Victory US Large Cap High Dividend Volatility Weighted BRI Index before fees and expenses.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	HIGH DIVIDEND STOCK ETF HIGH DIVIDEND STOCK ETF Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HIGH DIVIDEND STOCK ETF HIGH DIVIDEND STOCK ETF Shares
MANAGEMENT FEES	0.52%
Total Annual Operating Expenses	0.52%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
HIGH DIVIDEND STOCK ETF | HIGH DIVIDEND STOCK ETF Shares | USD ($)	53	167	291	653

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large Cap High Dividend Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Fund’s Sub-Advisor, to construct its constituent securities.

The Index is comprised of the largest 100 dividend yielding stocks among the largest U.S. companies by market capitalization from the Victory US Large/Mid Cap Volatility Weighted BRI Index (“Parent Index”). The Parent Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings over the last twelve months.

The Fund’s Advisor provides the Sub-Advisor with the list of Excluded Securities that do not satisfy the Advisor’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Index.

The 100 highest dividend yielding stocks become the stocks included in the Index and are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2024, the Index had a market capitalization range from $679.9 million to $613.7 billion.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index, in approximately the percentages represented by the securities in the index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Year-by-year Annual Total Returns (for calendar years ending on December 31)

BEST QUARTER	WorsT QUARTER
Jun-20	Mar-20
16.02%	-28.98%

Average Annual Total Returns (for periods ending on December 31, 2023)
Average Annual Total Returns - HIGH DIVIDEND STOCK ETF		1 Year	3 Years	Since Inception [1]
HIGH DIVIDEND STOCK ETF Shares		9.03%	11.08%	8.70%
HIGH DIVIDEND STOCK ETF Shares | After Taxes on Distributions	[2]	8.43%	10.49%	8.08%
HIGH DIVIDEND STOCK ETF Shares | After Taxes on Distributions and Sales	[2]	5.72%	8.59%	6.75%
Victory US Large Cap High Dividend Volatility Weighted BRI Index (reflects no deduction for fees, expenses or taxes)	[3]	9.56%	11.70%	9.27%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[4]	11.46%	8.86%	8.36%
[1]	April 29, 2019
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	Victory US Large Cap High Dividend Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s
Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[4]	The Russell 1000© Value Index is a is a market-capitalization-weighted index that measures the performance of Russell1000® Index companies (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

HIGH DIVIDEND STOCK ETF | Excluded Security Risk

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

HIGH DIVIDEND STOCK ETF | Index Risk

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

HIGH DIVIDEND STOCK ETF | Equity Securities Risk

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

HIGH DIVIDEND STOCK ETF | Stock Market Risk

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

HIGH DIVIDEND STOCK ETF | Passive Investment Risk
Passive Investment Risk. The Fund is not actively managed, and the Sub-Advisor does not take defensive positions under any market conditions, including declining markets.
HIGH DIVIDEND STOCK ETF | Calculation Methodology Risk

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

HIGH DIVIDEND STOCK ETF | Tracking Error Risk

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

HIGH DIVIDEND STOCK ETF | Exchange-Traded Fund (“ETF”) Structure Risk

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result, is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

HIGH DIVIDEND STOCK ETF | Valuation Risk

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

HIGH DIVIDEND STOCK ETF | Large Shareholder Risk

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

HIGH DIVIDEND STOCK ETF | Risk Lose Money [Member]
You may lose money by investing in the Fund.
HIGH DIVIDEND STOCK ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
HIGH DIVIDEND STOCK ETF | Large-Capitalization Stock Risk

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

HIGH DIVIDEND STOCK ETF | Mid-Capitalization Stock Risk

Mid-Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

HIGH DIVIDEND STOCK ETF | Investment Strategy Risk

Investment Strategy Risk. The Fund’s dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.

HIGH DIVIDEND STOCK ENHANCED ETF
High Dividend Stock Enhanced ETF
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that track the performance of the Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI Index (the “Index”) before fees and expenses.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	HIGH DIVIDEND STOCK ENHANCED ETF HIGH DIVIDEND STOCK ENHANCED ETF Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HIGH DIVIDEND STOCK ENHANCED ETF HIGH DIVIDEND STOCK ENHANCED ETF Shares
MANAGEMENT FEES	0.52%
Acquired Fund Fees and Expenses	0.03%
Total Annual Operating Expenses	0.55%	[1]
[1]	Total Annual Operating Expenses don’t agree to the Financial highlights due to acquired fund fees and expenses.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
HIGH DIVIDEND STOCK ENHANCED ETF | HIGH DIVIDEND STOCK ENHANCED ETF Shares | USD ($)	56	175	305	684

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 209% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. In accordance with a rules-based mathematical formula, the Index tactically reduces its exposure to the equity markets during periods of significant market decline and reallocates to stocks when market prices have further declined or rebounded. The term “Long/Cash” in the Fund’s name refers to a feature of the Index that is designed to enhance risk-adjusted returns while attempting to minimize downside market risk through defensive positioning, as described below.

The Index is comprised of the highest 100 dividend yielding stocks included in the Victory US Large/Mid Cap Volatility Weighted BRI Index (“Parent Index”). The Parent Index universe begins with the stocks included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization with positive earnings across the last twelve months.

The Fund’s Advisor provides the Sub-Advisor with the list of Excluded Securities that do not satisfy the Advisor’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Parent Index.

The 100 highest dividend yielding stocks included in the Index are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. As of March 31, 2024, the Index had a market capitalization range from $679.9 million to $613.7 billion.

The Index utilizes the following index construction process designed to limit risk during periods of significant
(non-normal) market decline by reducing its exposure to the equity market by allocating a portion of the Index to cash or cash equivalents. Market decline is measured at month-end by reference to the Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI Index (“Reference Index”), which is composed of similar securities as the Index but without any allocation to cash or cash equivalents.

A “significant market decline” means a decline of 8% or more from the Reference Index’s all-time daily high closing value compared to its most recent month-end closing value, during which, the Index’s exposure to the equity market may be as low as 25% depending on the magnitude and duration of such decline.

During a period of significant market decline that is 8% or more but less than 16% (the “initial trigger point”), the Index will allocate 75% of the stocks included in the Index to cash or cash equivalents, with the remaining 25% consisting of stocks included in the Reference Index.

The Index will reallocate all or a portion of its cash or cash equivalents to stocks when the Reference Index reaches certain additional trigger points, measured at a subsequent month-end, as follows:

●	The Index will return to being 100% allocated to stocks if the subsequent month-end closing value of the stocks in the Reference Index returns to a level that is less than the initial trigger point.

●

If the Reference Index declines by 16% or more but less than 24% from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate an additional 25% to the stocks in the Reference Index at their current securities weightings and the Index will then be 50% allocated to stocks included in the Reference Index.

●

If the Reference Index declines by 24% or more but less than 32% from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate another 25% to the stocks of the Reference Index at their current securities weighting and the Index will then be 75% allocated to stocks included in the Reference Index.

●

If the Reference Index declines by 32% or more from its all-time daily high closing value as measured at a subsequent month-end, the Index will reallocate the remaining 25% to the stocks in the Reference Index at their current securities weighting. At this point, the Index will be 100% allocated to stocks included in the Reference Index.

The Index will make any prescribed allocations to cash in accordance with the mathematical formula only at month end. In the event that it does, the Fund will experience higher portfolio turnover and incur additional transaction costs.

During any periods of significant market decline, when the Index’s exposure to the market is less than 100%, the Fund will invest the cash portion dictated by the Index in 30-day U.S. Treasury bills or in money market mutual funds that primarily invest in short-term U.S. Treasury obligations.

While the Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index, at times the Fund may pursue its investment objective by investing in the Index securities indirectly by investing all or a portion of its assets in another investment company advised by the Advisor, including an exchange-traded fund (“ETF”), that seeks to track the Index or the Reference Index.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Year-by-year Annual Total Returns (for calendar years ending on December 31)

BEST QUARTER	WorsT QUARTER
Dec-22	Jun-22
5.80%	-9.26%

Average Annual Total Returns (for periods ending on December 31, 2023)
Average Annual Total Returns - HIGH DIVIDEND STOCK ENHANCED ETF		1 Year	Since Inception [1]
HIGH DIVIDEND STOCK ENHANCED ETF Shares		(1.17%)	(1.62%)
HIGH DIVIDEND STOCK ENHANCED ETF Shares | After Taxes on Distributions	[2]	(1.74%)	(2.20%)
HIGH DIVIDEND STOCK ENHANCED ETF Shares | After Taxes on Distributions and Sales	[2]	(0.26%)	(1.21%)
Victory US Large Cap High Dividend Volatility Weighted BRI Index (reflects no deduction for fees, expenses or taxes)	[3]	(1.26%)	(1.46%)
HIGH DIVIDEND STOCK ENHANCED ETF-Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[4]	11.46%	3.87%
[1]	July 28, 2021
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[4]	The Russell 1000© Value Index is a is a market-capitalization-weighted index that measures the performance of Russell1000® Index companies (which consists of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

HIGH DIVIDEND STOCK ENHANCED ETF | Excluded Security Risk

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

HIGH DIVIDEND STOCK ENHANCED ETF | Index Risk

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

HIGH DIVIDEND STOCK ENHANCED ETF | Equity Securities Risk

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

HIGH DIVIDEND STOCK ENHANCED ETF | Stock Market Risk

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

HIGH DIVIDEND STOCK ENHANCED ETF | Passive Investment Risk
Passive Investment Risk. The Fund is not actively managed, and the Sub-Advisor does not take defensive positions under any market conditions, including declining markets.
HIGH DIVIDEND STOCK ENHANCED ETF | Calculation Methodology Risk

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

HIGH DIVIDEND STOCK ENHANCED ETF | Tracking Error Risk

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

HIGH DIVIDEND STOCK ENHANCED ETF | Exchange-Traded Fund (“ETF”) Structure Risk

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result, is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

HIGH DIVIDEND STOCK ENHANCED ETF | Valuation Risk

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

HIGH DIVIDEND STOCK ENHANCED ETF | Large Shareholder Risk

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

HIGH DIVIDEND STOCK ENHANCED ETF | Risk Lose Money [Member]
You may lose money by investing in the Fund.
HIGH DIVIDEND STOCK ENHANCED ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
HIGH DIVIDEND STOCK ENHANCED ETF | Large-Capitalization Stock Risk

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

HIGH DIVIDEND STOCK ENHANCED ETF | Mid-Capitalization Stock Risk

Mid-Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

HIGH DIVIDEND STOCK ENHANCED ETF | Fixed Income Risk

Fixed Income Risk. The value of the Fund’s direct or indirect investments in fixed income securities changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

HIGH DIVIDEND STOCK ENHANCED ETF | Portfolio Turnover Risk

Portfolio Turnover Risk. Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

HIGH DIVIDEND STOCK ENHANCED ETF | Investment Company Risk

Investment Company Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment Advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

HIGH DIVIDEND STOCK ENHANCED ETF | Index/Defensive Positioning Risk

Index/Defensive Positioning Risk. Because the Index’s allocation to cash versus securities is determined at month-end, there is a risk that the Index, and thus the Fund, will not react to changes in market conditions that occur between reallocations or will react to a short-term market swing that occurs at month end. The Fund will incur transaction costs and potentially adverse tax consequences in the event the Index allocates to cash. There is no guarantee that the Index’s prescribed defensive strategy, if employed, will be successful in minimizing downside market risk.

HIGH DIVIDEND STOCK ENHANCED ETF | Investment Strategy Risk

Investment Strategy Risk. The Fund’s dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.

INTERNATIONAL ETF
International ETF
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results that track the performance of the Victory International Volatility Weighted BRI Index before fees and expenses.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	INTERNATIONAL ETF INTERNATIONAL ETF Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	INTERNATIONAL ETF INTERNATIONAL ETF Shares
MANAGEMENT FEES	0.62%
Total Annual Operating Expenses	0.62%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INTERNATIONAL ETF | INTERNATIONAL ETF Shares | USD ($)	63	199	346	774

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets directly or indirectly in the securities included in the Victory International Volatility Weighted BRI Index (the “Index” or the “Underlying Index”), an unmanaged, volatility weighted index created by the Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market cap weighting. Such methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Sub-Advisor, to construct its constituent securities:

●

The Index universe begins with the stocks included in the Nasdaq Victory International Volatility Weighted Index, a volatility weighted index comprised of the 500 largest publicly traded foreign companies by market capitalization with positive earnings over the last twelve months.

●

The Fund’s Advisor provides the Sub-Advisor with the list of Excluded Securities that do not satisfy the Advisor’s proprietary BRI filtering criteria. The Index Provider then removes the Excluded Securities from the Index.

The Index considers foreign companies to be those that are organized or domiciled in a developed country (excluding the U.S. and emerging markets) and whose stock principally trades on a foreign exchange. Representative developed markets include Canada, France, Germany, Great Britain, Japan, Hong Kong and Australia.

The Index is reconstituted every April and October (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20% and any particular sector to 25%. As of March 31, 2024, the Index had a market capitalization range from $2.8 billion to $365.4 billion (in USD).

The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a “sampling” process to invest in a representative sample of stocks included in the Index. The Fund’s portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or non-biblical lifestyles. The Fund also reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but can be found offensive to basic, traditional Judeo-Christian values. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index and to the Underlying Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

Year-by-year Annual Total Returns (for calendar years ending on December 31)

BEST QUARTER	WorsT QUARTER
Dec-22	Mar-20
15.31%	-22.78%

Average Annual Total Returns (for periods ending on December 31, 2023)
Average Annual Total Returns - INTERNATIONAL ETF		1 Year	3 Years	Since Inception [1]
INTERNATIONAL ETF Shares		16.41%	1.83%	4.01%
INTERNATIONAL ETF Shares | After Taxes on Distributions	[2]	16.11%	(1.57%)	3.71%
INTERNATIONAL ETF Shares | After Taxes on Distributions and Sales	[2]	10.54%	1.71%	3.33%
Victory International Volatility Weighted BRI Index (reflects no deduction for fees, expenses or taxes)	[3]	17.65%	2.41%	4.68%
INTERNATIONAL ETF-Russell 1000 Value Index (3) (reflects no deduction for fees, expenses or taxes)	[4]	11.46%	8.86%	8.04%
[1]	December 2, 2019
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	Victory International Volatility Weighted BRI Index is an unmanaged, volatility weighted index created by the Fund’s Sub-Advisor. A volatility weighted index assigns percentage values to each security in the index based on the volatility of that security in the market. More volatile stocks have a lower weighting, and less volatile stocks are assigned a higher weighting. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[4]	MSCI EAFE Index (“Industry Benchmark”) is a free float-adjusted, market capitalization-weighted index that measures the performance of stocks in the developed markets, excluding the United States and Canada.

INTERNATIONAL ETF | Excluded Security Risk

Excluded Security Risk. Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI filtering criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

INTERNATIONAL ETF | Index Risk

Index Risk. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.

INTERNATIONAL ETF | Equity Securities Risk

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

INTERNATIONAL ETF | Stock Market Risk

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

INTERNATIONAL ETF | Passive Investment Risk
Passive Investment Risk. The Fund is not actively managed, and the Sub-Advisor does not take defensive positions under any market conditions, including declining markets.
INTERNATIONAL ETF | Calculation Methodology Risk

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

INTERNATIONAL ETF | Tracking Error Risk

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from its index. Tracking error may occur because of, among other reasons, differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

INTERNATIONAL ETF | Exchange-Traded Fund (“ETF”) Structure Risk

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result, is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

International Closed Market Trading Risk. Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges.

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

INTERNATIONAL ETF | Valuation Risk

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

INTERNATIONAL ETF | Large Shareholder Risk

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

INTERNATIONAL ETF | Risk Lose Money [Member]
You may lose money by investing in the Fund.
INTERNATIONAL ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
INTERNATIONAL ETF | Foreign Securities Risk

Foreign Securities Risk. Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts.

Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

INTERNATIONAL ETF | Sampling Risk

Sampling Risk. The Fund’s use of a representative sampling approach, if used, could result in it holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

MARKET NEUTRAL ETF
Market Neutral ETF
INVESTMENT OBJECTIVE
The Fund investment objective is high current income and low correlation to stocks and bonds. Low correlation means limiting exposure to stock market risk.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	MARKET NEUTRAL ETF MARKET NEUTRAL ETF Shares USD ($)
Shareholder Fees (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	MARKET NEUTRAL ETF MARKET NEUTRAL ETF Shares
MANAGEMENT FEES	0.65%
Total Annual Operating Expenses	0.65%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that (1) you invest $10,000 in the Fund for the time periods indicated and then sell or continue to hold all of your shares at the end of the period, (2) your investment has a 5% return each year, and (3) the Fund’s operating expenses remain the same. This Example does not take into account the brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MARKET NEUTRAL ETF | MARKET NEUTRAL ETF Shares | USD ($)	66	208	362	810

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by implementing a proprietary, “market neutral” investment strategy designed to seek income from its investments while maintaining a low correlation to the foreign and domestic equity and bond markets. The Fund will be actively managed, meaning that the Sub-Advisor may make changes to the Fund’s portfolio at any time.

A Market Neutral strategy seeks to generate returns that are independent and uncorrelated to the market action of equity and fixed income markets. It accomplishes this by seeking to minimize or eliminate beta (the portfolio’s volatility in relation to movements in the market). The Timothy Plan Market Neutral ETF seeks to neutralize the equity market exposure (beta) from its long positions in dividend paying stocks as closely/completely as practicable using offsetting long and short positions in broad equity index futures. The primary component of residual return (i.e., the return after attempting to neutralize stock performance) is designed to be the income derived from those dividend paying stocks.

While generally the Fund’s investments will be broadly invested over a number of sectors, it is possible that the Fund’s investment strategy may result in an emphasis on certain sectors or sub-sectors of the market at any given time.

The Fund seeks both high income and low correlation to stocks and bonds. Inherent in the low correlation to stocks, the Fund seeks to minimize the volatility associated with investing in stocks.

The Fund uses a multi-strategy approach. First, it seeks income from long positions in foreign and domestic dividend producing equity securities of any market capitalization size that satisfy the Advisor’s proprietary BRI filtering criteria. Second, the Fund seeks to offset market risk by selling short high-correlating equity index futures contracts*, such as the S&P 500® Index, or Russell 2000®, or exchange-traded funds (“ETFs”) that track such indexes.

The Fund may own foreign currency denominated equities which trade on foreign exchanges. The Fund may also own depository receipts (i.e., ADRs, GDRs). In order to facilitate and by way of investment in these securities, the Fund may own foreign currency as well.

The Fund seeks to offset the remaining market risk by investing in long futures positions in the Nasdaq-100 Index and short futures positions in the S&P 500® Index, or use similar strategies the Sub-Advisor deems appropriate and necessary under current market conditions.

As an alternative to investing directly in equity securities, the Fund can invest in them indirectly by investing in one or more investment companies (including ETFs) advised by the Sub-Advisor that are designed to track the Victory High Dividend Volatility Weighted BRI Index. The Victory US High Dividend Volatility Weighted BRI Index (the “Index”), is an unmanaged, volatility weighted index created by the Sub-Advisor (the “Index Provider”). The Index Provider is not affiliated with the Fund or the Advisor.

The Index Provider combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities, rather than traditional market-cap weighting. Such a methodology is sometimes referred to as “Smart Beta.” The Index follows a proprietary rules-based methodology, developed by the Fund’s Sub-Advisor, to construct its constituent securities.

The Fund will not knowingly invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or

*

Futures contracts are based on the value of the index to which they relate and do not invest in the individual securities that make up the particular index. Even though index futures don’t actually buy securities, the index upon which they are based includes and tracks Excluded Securities.

non-biblical lifestyles. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated at the next re-balancing. In the event a company is subsequently discovered to be engaged in a prohibited practice, it will be liquidated as soon as reasonably practical.

The Fund will not invest in non-affiliated investment company shares.

PRINCIPAL RISKS OF INVESTING IN THE FUND
PAST PERFORMANCE

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus (the Fund commenced trading on January 24, 2024). When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Performance data for the Fund may be available online at etf.timothyplan.com or by calling (800) 846-7526.

MARKET NEUTRAL ETF | Equity Securities Risk

Equity Securities Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

MARKET NEUTRAL ETF | Stock Market Risk

Stock Market Risk. Overall stock market risks may affect the value of the Fund. Domestic and International factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

MARKET NEUTRAL ETF | Liquidity Risk
Liquidity Risk. In stressed market conditions, the market for the Fund’s shares may become less liquid.
MARKET NEUTRAL ETF | Calculation Methodology Risk

Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or correct valuation of securities, nor can they guarantee the availability or timeliness of the production of an Index.

MARKET NEUTRAL ETF | Exchange-Traded Fund (“ETF”) Structure Risk

Exchange-Traded Fund (“ETF”) Structure Risk. The Fund is structured as an exchange-traded fund (“ETF”) and, as a result, is subject to special risks, including:

●

Not Individually Redeemable. The Fund’s shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share (“NAV”) only in large blocks known as Creation Units. The Fund may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Alternatively, the Fund may redeem your shares by selling them on the secondary market at prevailing market prices.

●

Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the shares. In stressed market conditions, authorized participants may be unwilling to participate in the creation/redemption process, particularly if the market for shares becomes less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may lead to widening of bid-ask spreads and differences between the market price of the shares and the underlying value of those shares.

●

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a bid-ask spread charged by the exchange specialists, market makers, or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly in times of market stress. This means that shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

International Closed Market Trading Risk. Many of the Fund’s underlying securities trade on foreign exchanges that are closed when the Exchange is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges

●

Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, shares may trade at a premium or discount to NAV and bid-ask spreads may widen.

●

Tax-Efficiency Risk. Redemptions of shares may be effected for cash, rather than in kind, which means that the Fund may need to sell portfolio securities in order to complete an in-cash redemption, and may recognize net gains on these sales. As a result, investments in the shares may be less tax-efficient than investments in ETFs that redeem solely or principally in kind, and the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

MARKET NEUTRAL ETF | Valuation Risk

Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues, or otherwise.

MARKET NEUTRAL ETF | Large Shareholder Risk

Large Shareholder Risk. Certain large shareholders, including other funds advised by the Advisor, may from time to time own a substantial amount of the Fund’s shares. The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

MARKET NEUTRAL ETF | Risk Lose Money [Member]
You may lose money by investing in the Fund.
MARKET NEUTRAL ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
MARKET NEUTRAL ETF | Large-Capitalization Stock Risk

Large-Capitalization Stock Risk. The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

MARKET NEUTRAL ETF | Investment Company Risk

Investment Company Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment Advisory and other expenses, which will be indirectly paid by the Fund. A lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

MARKET NEUTRAL ETF | Foreign Securities Risk

Foreign Securities Risk. Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

MARKET NEUTRAL ETF | Smaller-Capitalization Stock Risk

Smaller-Capitalization Stock Risk. Small- and mid-capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

MARKET NEUTRAL ETF | BRI Excluded Securities Risk

BRI Excluded Securities Risk. Because the Fund may not invest in BRI filtered Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI screening may not assist the Fund to achieve its investment objectives.

MARKET NEUTRAL ETF | Price Risk

Price Risk. ETF market prices may deviate from the BRI Excluded Security Risk. Because the Fund may not invest in BRI filtered Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. BRI screening may not assist the Fund to achieve its investment objectives.

MARKET NEUTRAL ETF | Active Market Risk

Active Market Risk. An active trading market for the Fund’s shares may not develop or be maintained. In times of market stress, market makers and/or Authorized Participants may step away from their roles, which may result in wider bid/ask spreads and variances between the market price of the Fund’s shares and the underlying value of those shares.

MARKET NEUTRAL ETF | Sector Risk
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
MARKET NEUTRAL ETF | Investment Style Risk

Investment Style Risk. Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other funds that invest more broadly or that have different investment styles.

MARKET NEUTRAL ETF | Derivatives Risk

Derivatives Risk. Derivative instruments and strategies, including futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.

●

Futures Contracts Risk. The Fund’s use of futures contracts exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

●

Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

●

Leverage Risk. Using futures contracts to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

MARKET NEUTRAL ETF | Management Risk

Management Risk. The portfolio manager may not execute the Fund’s principal investment strategy effectively. Please see “The Sub-Advisor” section of the prospectus for a discussion of the Sub-Advisor’s experience in managing funds.